UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31

Date of reporting period: July 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2010

Semi-Annual Repor t

Legg Mason

Lifestyle Series

Legg Mason Lifestyle Allocation 100%

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

Legg Mason Lifestyle Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Lifestyle Series

Legg Mason Lifestyle Series

Legg Mason Lifestyle Series (“Lifestyle Series”) consists of six separate investment funds (the “Funds”), each with its own investment objective and policies. Each Fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Fund name changes

Prior to October 5, 2009, the Funds were known as Legg Mason Partners Lifestyle Allocation 100%, Legg Mason Partners Lifestyle Allocation 85%, Legg Mason Partners Lifestyle Allocation 70%, Legg Mason Partners Lifestyle Allocation 50%, Legg Mason Partners Lifestyle Allocation 30% and Legg Mason Partners Lifestyle Income Fund. There was no change in the Funds’ investment objectives or investment policies as a result of the name changes.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Lifestyle Series for the six-month reporting period ended July 31, 2010. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special shareholder notice

Legg Mason Lifestyle Income Fund

The Board of Trustees of Legg Mason Partners Equity Trust, on behalf of Legg Mason Lifestyle Income Fund (“Income Fund”), has approved a reorganization pursuant to which Income Fund’s assets would be acquired, and its liabilities would be assumed, by Legg Mason Lifestyle Allocation 30% Fund (“Allocation 30% Fund”) in exchange for shares of Allocation 30% Fund. After the reorganization, Income Fund would be liquidated, and shares of Allocation 30% Fund would be distributed to Income Fund’s shareholders. Under the reorganization, Income Fund’s shareholders would receive shares of Allocation 30% Fund with the same aggregate net asset value (“NAV”)i as their shares of Income Fund. It is anticipated that no gain or loss for federal income tax purposes would be recognized by Income Fund’s shareholders as a result of the reorganization. The reorganization is expected to be effective on or about September 24, 2010. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the prospectus. In mid-July 2010, Income Fund’s shareholders were sent an Information Statement containing important information about Allocation 30% Fund, outlining the differences between Income Fund and Allocation 30% Fund and about the terms and conditions of the reorganization.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 27, 2010

[i]

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Legg Mason Lifestyle Series	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended July 31, 2010, several economic data points weakened toward the end of the reporting period. Economic growth overseas was mixed, as many developed countries experienced challenging conditions, while emerging market countries generally enjoyed solid expansions. The combination of these factors had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the economy continued to expand during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010. The economy moderated further, with an estimated 1.6% for the second quarter.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While July 2010’s PMI reading of 55.5 was lower than June’s reading of 56.2, manufacturing has now expanded twelve consecutive months according to PMI data. During July, ten of the eighteen industries tracked by the Institute for Supply Management expanded.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. In June and July, a total of 368,000 of these temporary positions were eliminated. This offset private sector growth and resulted in a net loss of 221,000 and 131,000 jobs in June and July, respectively. The unemployment rate was 9.5% in

July and June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 7.1% in May and June, respectively. In July, sales plummeted 27.2% to

3.83 million — the lowest level reported in over a decade. In addition, the inventory of unsold homes increased to nearly four million in July. This represents a 12.5 month supply at the current sales level, versus an 8.9 month supply in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.0% in June. This marked the third straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally-troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projected that growth in the region will be a modest 1% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projected that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview

During most of the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by the stock market and the fixed-income spread sectors (non-Treasuries). However, the market experienced a sharp sell-off beginning in late April and in May, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities. Demand for riskier assets then resumed during the last two months of the period.

IV	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Given certain pockets of weakness in the economy, the Federal Reserve Board (“Fed”)iv remained cautious throughout the reporting period. At its meeting in August 2010 (after the reporting period ended), the Fed said that “the pace of recovery in output and employment has slowed in recent months. . . . The Committee will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to prior steps taken to reverse its accommodative monetary stance, the Fed indicated in August 2010 its willingness to take further actions to spur the economy. At its August 10th meeting, the Fed announced that it would begin to use the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities. This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended July 31, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to tame inflation.

Equity market review

After a solid start, the domestic equity market, as measured by the S&P 500 Indexvi (the “Index”), fell sharply in May and June, and then rallied in July. Looking back, the Index rose during the first three months of the reporting period – advancing a total of 11.05%. There were a number of factors contributing to the stock market’s ascent, including improving economic conditions, rising corporate profits and strong investor demand.

However, robust investor appetite was replaced with heightened risk aversion in May and June. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction territory” in

May, as it plunged more than 10%. This marked the first correction since November 2007. Despite continued disappointing economic data, strong second quarter corporate profits helped the market rally in July. All told, the Index returned 3.61% over the six months ended July 31, 2010.

The international developed equity market, as measured by the MSCI EAFE Indexvii, lagged its U.S. counterpart during the six months ended July 31, 2010. An impressive rally in July 2010 was not enough to overcome its earlier weakness, as the MSCI EAFE Index declined during four of the first five months covered by this report. The earlier decline was due to a number of factors, including concerns regarding the debt crisis in Greece and fears that it could spread to other European countries. In addition, more subdued economic growth and the strengthening U.S. dollar negatively impacted the international developed equity market. All told, the MSCI EAFE Index returned -0.62% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Indexviii fared better, in large part due to a strong 8.33% gain in July. During the six months ended July 31, 2010, the MSCI Emerging Markets Index returned 7.65%.

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector outperformed equal-durationix Treasuries during the first half of the reporting period. Over that time, investor confidence was high given the encouraging economic backdrop, continued low interest rates and benign inflation. However, a “flight to quality” occurred toward the end of April and during the month of May. This was due to the situation in Europe, pending financial regulations and pockets of weakness in the economy. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 0.82% and 3.63%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined during the remainder of the period. On July 31, 2010, two- and ten-year Treasury yields were 0.55% and 2.94%, respectively — at or near their lows for the reporting period. Over the six-month reporting period, the yield curvex flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended July 31, 2010, the Barclays Capital U.S. Aggregate Indexxi returned 4.85%.

Legg Mason Lifestyle Series	V

While the high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce solid results during the reporting period. The asset class posted positive returns during each month, except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield – 2% Issuer Cap Indexxii returned 6.72% for the six months ended July 31, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xiii returned 9.31% over the six months ended July 31, 2010.

VI	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 100%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 100% seeks capital appreciation by investing 100% of its assets in underlying funds that invest principally in equity securities, but there may be times when the managers choose to invest up to 10% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Lifestyle Allocation 100%, excluding sales charges, returned 2.72%. The Fund’s unmanaged benchmarks, the MSCI EAFE Index, the Russell 3000 Indexxiv and the Lifestyle Allocation 100% Composite Benchmarkxv, returned -0.62%, 4.23% and 4.24%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average2 returned 3.63% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 100%:
Class A	2.72%
Class B	2.40%
Class C	2.39%
MSCI EAFE Index	-0.62%
Russell 3000 Index	4.23%
Lifestyle Allocation 100% Composite Benchmark	4.24%
Lipper Multi-Cap Core Funds Category Average	3.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.82%, 2.90% and 2.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares and 1.55% for Class C shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 100%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 880 funds in the Fund’s Lipper category, and excluding sales charges.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	VII

Legg Mason Lifestyle Allocation 85%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Lifestyle Allocation 85%, excluding sales charges, returned 2.93%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 85% Composite Benchmarkxvi, returned 4.85%, 4.23% and 4.36%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 3.66% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 85%:
Class A	2.93%
Class B	2.79%
Class C	3.24%
Class I	3.22%
Barclays Capital U.S. Aggregate Index	4.85%
Russell 3000 Index	4.23%
Lifestyle Allocation 85% Composite Benchmark	4.36%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	3.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements and/or expense reimbursements, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended July 31, 2010 for Class B and C shares would have been 2.50% and 2.67%, respectively.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.58%, 2.41%, 1.99% and 1.59%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 85%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 592 funds in the Fund’s Lipper category, and excluding sales charges.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 70%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Lifestyle Allocation 70%, excluding sales charges, returned 3.48%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxvii, returned 4.85%, 4.23% and 4.58%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 3.66% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 70%:
Class A	3.48%
Class B	3.32%
Class C	3.54%
Class I	3.52%
Barclays Capital U.S. Aggregate Index	4.85%
Russell 3000 Index	4.23%
Lifestyle Allocation 70% Composite Benchmark	4.58%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	3.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements and/or expense reimbursements, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended July 31, 2010 for Class B and C shares would have been 2.87% and 3.10%, respectively.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.44%, 2.32%, 1.93% and 1.22%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 70%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 592 funds in the Fund’s Lipper category, and excluding sales charges.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	IX

Legg Mason Lifestyle Allocation 50%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Lifestyle Allocation 50%, excluding sales charges, returned 4.14%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Indexxviii and the Lifestyle Allocation 50% Composite Benchmarkxix, returned 4.85%, 3.84% and 4.93%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 3.75% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 50%:
Class A	4.14%
Class B	3.87%
Class C	4.19%
Barclays Capital U.S. Aggregate Index	4.85%
Russell 1000 Index	3.84%
Lifestyle Allocation 50% Composite Benchmark	4.93%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	3.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended July 31, 2010 for Class B and C shares would have been 3.60% and 3.72% respectively.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.28%, 2.18% and 1.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 50%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 513 funds in the Fund’s Lipper category, and excluding sales charges.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

X	Legg Mason Lifestyle Series

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 30%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 30% seeks income as a primary objective and long-term growth of capital as a secondary objective by investing 30% of its assets in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Lifestyle Allocation 30%, excluding sales charges, returned 4.24%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 30% Composite Benchmarkxx, returned 4.85%, 3.84% and 5.07%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average2 returned 4.04% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 30%:
Class A	4.24%
Class B	4.05%
Class C	4.45%
Barclays Capital U.S. Aggregate Index	4.85%
Russell 1000 Index	3.84%
Lifestyle Allocation 30% Composite Benchmark	5.07%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	4.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements and/or expense reimbursements, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended July 31, 2010 for Class B and C shares would have been 3.96% and 3.98%, respectively.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.25%, 1.90% and 1.80%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 30%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 469 funds in the Fund’s Lipper category, and excluding sales charges.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	XI

Legg Mason Lifestyle Income Fund

Target Asset Allocation1

Legg Mason Lifestyle Income Fund seeks high current income by investing 10% of its assets in underlying funds that invest principally in equity securities and 90% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Lifestyle Income Fund, excluding sales charges, returned 5.01%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Index, the Barclays Capital U.S. High Yield – 2% Issuer Cap Index and the Lifestyle Income Fund Composite Benchmarkxxi, returned 4.85%, 3.84%, 6.72% and 5.14%, respectively, for the same period. The Lipper General Bond Funds Category Average2 returned 4.54% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Income Fund:
Class A	5.01%
Class B	4.84%
Class C	5.39%
Barclays Capital U.S. Aggregate Index	4.85%
Russell 1000 Index	3.84%
Barclays Capital U.S. High Yield – 2% Issuer Cap Index	6.72%
Lifestyle Income Fund Composite Benchmark	5.14%
Lipper General Bond Funds Category Average	4.54%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all dis tribu tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements and/or expense reimbursements, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended July 31, 2010 for Class B and C shares would have been 4.63% and 4.76%, respectively.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range3 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.31%, 1.96% and 1.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.30% for Class B shares and 1.25% for Class C shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Income Fund. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 79 funds in the Fund’s Lipper category, and excluding sales charges.

[3]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

XII	Legg Mason Lifestyle Series

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2010

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Lifestyle Series is a “fund of funds” – meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Projections and forecasts are inherently limited and should not be relied upon as indicators of future performance. Investors should not use this information as the sole basis for investment decisions.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ix

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[x]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

xi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xii

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiv	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xv

The Lifestyle Allocation 100% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 55% Russell 1000 Index, 25% Russell 2000 Index and 20% MSCI EAFE Index.

xvi

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

xvii

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

xviii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

xix

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays Capital U.S. Aggregate Index and 7% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

xx

The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays Capital U.S. Aggregate Index and 10% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

xxi

The Lifestyle Income Fund Composite Benchmark is a hypothetical representation of the Fund’s major asset classes. It consists of 75% Barclays Capital U.S. Aggregate Index, 15% Barclays Capital U.S. High Yield -2% Issuer Cap Index and 10% Russell 1000 Index.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	1

Funds at a glance (unaudited)

Legg Mason Lifestyle Allocation 100% Breakdown as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
14.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Stalpes Consumer Discretionary
10.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
10.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
10.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Industrials Health Care Consumer Discretionary
8.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
8.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
8.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Consumer Discretionary
7.4 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial Services Health Care Technology Consumer Products Natural Resources
7.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials

†	Subject to change at any time.

2	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 85% Breakdown as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
13.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Stalpes Consumer Discretionary
10.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
10.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
7.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial Services Health Care Technology Consumer Products Natural Resources
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
6.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
6.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
6.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.2 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Industrials Health Care Consumer Discretionary
4.9 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Financials U.S. Government & Agency Obligations Collateralized Mortgage Obligations Consumer Discretionary Energy
2.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities

Legg Mason Lifestyle Series 2010 Semi-Annual Report	3

Legg Mason Lifestyle Allocation 70% Breakdown as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Stalpes Consumer Discretionary
11.0 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Financials U.S. Government & Agency Obligations Collateralized Mortgage Obligations Consumer Discretionary Energy
10.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
10.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
7.7 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
7.7 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
7.0 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
6.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Consumer Discretionary
5.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
5.3 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial Services Health Care Technology Consumer Products Natural Resources
5.1 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
4.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Industrials Health Care Consumer Discretionary

4	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 50% Breakdown as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
25.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
13.8 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Financials U.S. Government & Agency Obligations Collateralized Mortgage Obligations Consumer Discretionary Energy
7.1 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
7.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
6.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Stalpes Consumer Discretionary
5.9 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
5.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
5.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
5.1 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Consumer Discretionary
4.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Industrials Health Care Consumer Discretionary
3.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
3.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial Services Health Care Technology Consumer Products Natural Resources

Legg Mason Lifestyle Series 2010 Semi-Annual Report	5

Legg Mason Lifestyle Allocation 30% Breakdown as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
42.2 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
14.9 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Financials U.S. Government & Agency Obligations Collateralized Mortgage Obligations Consumer Discretionary Energy
10.1 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
6.5 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
6.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Stalpes Consumer Discretionary
6.1 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
6.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
4.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Industrials Health Care Consumer Discretionary
3.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Industrial Services Health Care Technology Consumer Products Natural Resources

†	Subject to change at any time.

6	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Income Fund Breakdown as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
57.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
15.2 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
14.9 Western Asset Funds, Inc. — Western Asset Absolute Return Portfolio, Class IS Shares	Financials U.S. Government & Agency Obligations Collateralized Mortgage Obligations Consumer Discretionary Energy
7.0 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
5.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Stalpes Consumer Discretionary

†	Subject to change at any time.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	7

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 100%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 100%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.72%	$1,000.00	$1,027.20	0.80%	$4.02	Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01
Class B	2.40	1,000.00	1,024.00	1.55	7.78	Class B	5.00	1,000.00	1,017.11	1.55	7.75
Class C	2.39	1,000.00	1,023.90	1.42	7.13	Class C	5.00	1,000.00	1,017.75	1.42	7.10

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 85%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 85%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.93%	$1,000.00	$1,029.30	0.73%	$3.67	Class A	5.00%	$1,000.00	$1,021.17	0.73%	$3.66
Class B5	2.79	1,000.00	1,027.90	1.55	7.79	Class B	5.00	1,000.00	1,017.11	1.55	7.75
Class C5	3.24	1,000.00	1,032.40	1.25	6.30	Class C	5.00	1,000.00	1,018.60	1.25	6.26
Class I	3.22	1,000.00	1,032.20	0.12	0.60	Class I	5.00	1,000.00	1,024.20	0.12	0.60

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total returns would have been 2.50% and 2.67% for Class B and C shares, respectively.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	9

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 70%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 70%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.48%	$1,000.00	$1,034.80	0.67%	$3.38	Class A	5.00%	$1,000.00	$1,021.47	0.67%	$3.36
Class B5	3.32	1,000.00	1,033.20	1.55	7.81	Class B	5.00	1,000.00	1,017.11	1.55	7.75
Class C5	3.54	1,000.00	1,035.40	1.23	6.21	Class C	5.00	1,000.00	1,018.70	1.23	6.16
Class I	3.52	1,000.00	1,035.20	0.17	0.86	Class I	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total returns would have been 2.87% and 3.10% for Class B and C shares, respectively.

10	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/ or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 50%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 50%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.14%	$1,000.00	$1,041.40	0.55%	$2.78	Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class B5	3.87	1,000.00	1,038.70	1.45	7.33	Class B	5.00	1,000.00	1,017.60	1.45	7.25
Class C5	4.19	1,000.00	1,041.90	1.26	6.38	Class C	5.00	1,000.00	1,018.55	1.26	6.31

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total returns would have been 3.60% and 3.72% for Class B and C shares, respectively.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	11

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 30%	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 30%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.24%	$1,000.00	$1,042.40	0.60%	$3.04	Class A	5.00%	$1,000.00	$1,021.82	0.60%	$3.01
Class B5	4.05	1,000.00	1,040.50	1.24	6.27	Class B	5.00	1,000.00	1,018.65	1.24	6.21
Class C5	4.45	1,000.00	1,044.50	1.16	5.88	Class C	5.00	1,000.00	1,019.04	1.16	5.81

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, non-recurring restructuring and reorganization fees and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total returns would have been 3.96% and 3.98% for Class B and C shares, respectively.

12	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Income Fund	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratios[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Income Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.01%	$1,000.00	$1,050.10	0.70%	$3.56	Class A	5.00%	$1,000.00	$1,021.32	0.70%	$3.51
Class B5	4.84	1,000.00	1,048.40	1.30	6.60	Class B	5.00	1,000.00	1,018.35	1.30	6.51
Class C5	5.39	1,000.00	1,053.90	1.25	6.37	Class C	5.00	1,000.00	1,018.60	1.25	6.26

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, non-recurring restructuring and reorganization fees and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total returns would have been 4.63% and 4.76% for Class B and C shares, respectively.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	13

Schedules of investments (unaudited)

July 31, 2010

Legg Mason Lifestyle Allocation 100%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			170,680	$6,910,827
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			705,614	8,298,022
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,280,673	11,679,741
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			65,548	6,458,406	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			944,296	11,595,955
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			521,975	6,336,774
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			420,812	7,864,973	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			403,373	5,719,833	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,021,804	8,051,812
The Royce Fund — Royce Value Fund, Institutional Class Shares			572,696	5,830,045	*
Total Investments in Underlying Funds before Short-Term Investment (Cost — $80,907,395)				78,746,388

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.2%
Repurchase Agreement — 0.2%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity — $145,003; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value — $147,902) (Cost — $145,000)	0.210%	8/2/10	$145,000	145,000
Total Investments — 100.1% (Cost — $81,052,395#)				78,891,388
Liabilities in Excess of Other Assets — (0.1)%				(84,953)
Total Net Assets — 100.0%				$78,806,435

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2010

Legg Mason Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds — 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			880,373	$35,646,305
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			4,579,940	53,860,095
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			7,907,837	72,119,473
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			356,491	35,125,092	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			5,704,408	70,050,132
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			2,596,910	31,526,490
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,404,751	26,254,799	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			2,857,761	40,523,055	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			6,795,761	53,550,593
The Royce Fund — Royce Value Fund, Institutional Class Shares			4,006,456	40,785,718	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			2,536,588	25,594,290
Western Asset Core Plus Bond Portfolio, Class IS Shares			1,004,212	10,845,486
Western Asset High Yield Portfolio, Class IS Shares			3,070,946	26,932,193
Total Investments in Underlying Funds before Short-Term Investment (Cost — $550,615,983)				522,813,721

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.3%
Repurchase Agreement — 0.3%
Interest in $12,197,000 joint tri-party repurchase agreement dated 7/30/10 with Barclays Capital Inc.; Proceeds at maturity — $1,415,025; (Fully collateralized by U.S. government obligations, 3.375% due 11/15/19; Market value — $1,443,303) (Cost — $1,415,000)	0.210%	8/2/10	$1,415,000	1,415,000
Total Investments — 100.1% (Cost — $552,030,983#)				524,228,721
Liabilities in Excess of Other Assets — (0.1)%				(610,224)
Total Net Assets — 100.0%				$523,618,497

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	15

Legg Mason Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds — 100.0%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			753,579	$30,512,403
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,854,615	33,570,268
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			5,203,760	47,458,288
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			297,982	29,360,201	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			4,056,285	49,811,182
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			2,173,035	26,380,646
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,150,471	21,502,311	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			1,650,403	23,402,714	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			4,260,811	33,575,190
The Royce Fund — Royce Value Fund, Institutional Class Shares			2,286,476	23,276,322	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			4,739,417	47,820,999
Western Asset Core Plus Bond Portfolio, Class IS Shares			4,382,503	47,331,034
Western Asset High Yield Portfolio, Class IS Shares			2,554,710	22,404,806
Total Investments in Underlying Funds before Short-Term Investment (Cost — $459,979,641)				436,406,364

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.2%
Repurchase Agreement — 0.2%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity — $840,015; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value — $856,809) (Cost — $840,000)	0.210%	8/2/10	$840,000	840,000
Total Investments — 100.2% (Cost — $460,819,641#)				437,246,364
Liabilities in Excess of Other Assets — (0.2)%				(853,130)
Total Net Assets — 100.0%				$436,393,234

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2010

Legg Mason Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			410,903	$16,637,446
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			1,214,847	14,286,598
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			2,138,144	19,499,872
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			163,001	16,060,451	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			1,484,962	18,235,332
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			1,171,629	14,223,581
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			736,376	13,762,876	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			770,539	10,926,249	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,835,003	14,459,826
The Royce Fund — Royce Value Fund, Institutional Class Shares			1,068,932	10,881,726	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			3,833,977	38,684,831
Western Asset Core Plus Bond Portfolio, Class IS Shares			6,729,255	72,675,956
Western Asset High Yield Portfolio, Class IS Shares			2,281,571	20,009,375
Total Investments in Underlying Funds before Short-Term Investment (Cost — $273,423,059)				280,344,119

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.3%
Repurchase Agreement — 0.3%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity — $829,015; (Fully collateralized by various U.S. government obligations, 0.000% due 8/2/10 to 10/29/10; Market value — $845,589) (Cost — $829,000)	0.210%	8/2/10	$829,000	829,000
Total Investments — 100.2% (Cost — $274,252,059#)				281,173,119
Liabilities in Excess of Other Assets — (0.2)%				(421,717)
Total Net Assets — 100.0%				$280,751,402

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	17

Legg Mason Lifestyle Allocation 30%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			163,654	$6,626,339
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			531,611	6,251,745
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			673,595	6,143,182
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			533,355	6,549,595
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			220,766	4,126,114	*
The Royce Fund — Royce Value Fund, Institutional Class Shares			388,386	3,953,775	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			1,512,846	15,264,746
Western Asset Core Plus Bond Portfolio, Class IS Shares			4,015,906	43,371,780
Western Asset High Yield Portfolio, Class IS Shares			1,184,153	10,385,021
Total Investments in Underlying Funds before Short-Term Investment (Cost — $97,463,707)				102,672,297

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.2%
Repurchase Agreement — 0.2%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity — $220,004; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value — $224,402) (Cost — $220,000)	0.210%	8/2/10	$220,000	220,000
Total Investments — 100.1% (Cost — $97,683,707#)				102,892,297
Liabilities in Excess of Other Assets — (0.1)%				(134,800)
Total Net Assets — 100.0%				$102,757,497

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2010

Legg Mason Lifestyle Income Fund

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			69,446	$2,811,879
Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares			192,009	2,357,874
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Class IS Shares			596,942	6,023,189
Western Asset Core Plus Bond Portfolio, Class IS Shares			2,130,906	23,013,784
Western Asset High Yield Portfolio, Class IS Shares			701,145	6,149,040
Total Investments in Underlying Funds before Short-Term Investment (Cost — $37,021,888)				40,355,766

Security	Rate	Maturity Date	Face Amount
Short-Term Investment — 0.2%
Repurchase Agreement — 0.2%
Interest in $25,000,000 joint tri-party repurchase agreement dated 7/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity — $99,002; (Fully collateralized by U.S. government agency obligations, 4.625% due 10/15/14; Market value — $100,982) (Cost — $99,000)	0.190%	8/2/10	$99,000	99,000
Total Investments — 100.1% (Cost — $37,120,888#)				40,454,766
Liabilities in Excess of Other Assets — (0.1)%				(44,563)
Total Net Assets — 100.0%				$40,410,203

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	19

Statements of assets and liabilities (unaudited)

July 31, 2010

	Legg Mason Lifestyle Allocation 100%	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Assets:
Investments, at cost	$81,052,395	$552,030,983	$460,819,641
Investments, at value	78,891,388	524,228,721	437,246,364
Cash	91	—	—
Receivable for Fund shares sold	48,521	180,276	227,679
Receivable from investment manager	13,957	6,683	2,241
Receivable for Underlying Funds sold	4,077	239,399	140,186
Interest receivable	2	17	10
Prepaid expenses	21,442	29,999	26,697
Total Assets	78,979,478	524,685,095	437,643,177

Liabilities:
Payable for Fund shares repurchased	35,227	545,668	685,593
Distribution fees payable	28,092	167,292	142,402
Payable for Underlying Funds purchased	21,197	—	—
Trustees’ fees payable	698	4,036	3,518
Due to custodian	—	3,671	11,374
Distributions payable	—	—	—
Accrued expenses	87,829	345,931	407,056
Total Liabilities	173,043	1,066,598	1,249,943
Total Net Assets	$78,806,435	$523,618,497	$436,393,234

Net Assets:
Par value (Note 7)	$96	$466	$383
Paid-in capital in excess of par value	96,592,740	607,065,111	519,087,054
Undistributed (overdistributed) net investment income	(422,851)	(131,040)	1,493,263
Accumulated net realized loss on Underlying Funds	(15,202,543)	(55,513,778)	(60,614,189)
Net unrealized appreciation (depreciation) on Underlying Funds	(2,161,007)	(27,802,262)	(23,573,277)
Total Net Assets	$78,806,435	$523,618,497	$436,393,234

Shares Outstanding:
Class A	7,283,162	37,942,611	31,179,789
Class B	1,842,897	7,569,094	5,651,299
Class C	504,371	1,115,877	1,432,319
Class I	—	15,749	22,489

Net Asset Value:
Class A (and redemption price)	$8.20	$11.34	$11.37
Class B*	$8.12	$10.73	$11.54
Class C*	$8.14	$10.89	$11.56
Class I (and redemption price)	—	$11.34	$11.35
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%, 5.75% and 5.75%, respectively)	$8.70	$12.03	$12.06

*	Redemption price per share is NAV of Class B and C shares reduced by 5.00% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

20	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2010

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%	Legg Mason Lifestyle Income Fund

Assets:
Investments, at cost	$274,252,059	$97,683,707	$37,120,888
Investments, at value	281,173,119	102,892,297	40,454,766
Cash	—	—	—
Receivable for Fund shares sold	260,053	59,922	50,700
Receivable from investment manager	—	106	10,845
Receivable for Underlying Funds sold	92,175	18,615	8,518
Interest receivable	10	3	1
Prepaid expenses	25,725	25,696	41,044
Total Assets	281,551,082	102,996,639	40,565,874

Liabilities:
Payable for Fund shares repurchased	413,212	120,269	39,701
Distribution fees payable	91,533	28,458	11,095
Payable for Underlying Funds purchased	126,322	8,181	28,652
Trustees’ fees payable	2,080	855	365
Due to custodian	14,455	6,908	3,146
Distributions payable	—	—	1,210
Accrued expenses	152,078	74,471	71,502
Total Liabilities	799,680	239,142	155,671
Total Net Assets	$280,751,402	$102,757,497	$40,410,203

Net Assets:
Par value (Note 7)	$257	$94	$40
Paid-in capital in excess of par value	318,704,154	112,551,547	47,529,444
Undistributed (overdistributed) net investment income	567,558	302,224	248,147
Accumulated net realized loss on Underlying Funds	(45,441,627)	(15,304,958)	(10,701,306)
Net unrealized appreciation (depreciation) on Underlying Funds	6,921,060	5,208,590	3,333,878
Total Net Assets	$280,751,402	$102,757,497	$40,410,203

Shares Outstanding:
Class A	21,016,732	7,851,101	3,404,205
Class B	3,542,096	1,214,475	522,633
Class C	1,142,381	324,359	121,841
Class I	—	—	—

Net Asset Value:
Class A (and redemption price)	$10.87	$10.91	$9.96
Class B*	$11.17	$11.10	$10.10
Class C*	$11.20	$11.09	$10.13
Class I (and redemption price)	—	—	—
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%, 4.25% and 4.25%, respectively)	$11.53	$11.39	$10.40

*	Redemption price per share is NAV of Class B and C shares reduced by 5.00% (4.50% for the Allocation 30% and Income Fund) and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	21

Statements of operations (unaudited)

For the Six Months Ended July 31, 2010

	Legg Mason Lifestyle Allocation 100%	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Investment Income:
Income distributions from Underlying Funds	—	$1,905,992	$3,101,407
Interest	$124	814	1,107
Total Investment Income	124	1,906,806	3,102,514

Expenses:
Transfer agent fees (Note 5)	206,709	1,140,976	801,144
Distribution fees (Notes 2 and 5)	170,839	1,027,937	869,716
Registration fees	31,397	38,283	34,678
Legal fees	12,635	23,358	26,998
Audit and tax	12,381	14,592	14,269
Shareholder reports	9,575	68,281	52,686
Trustees’ fees	3,526	24,120	19,595
Insurance	1,063	5,799	6,319
Custody fees	145	96	286
Restructuring and reorganization fees	—	—	—
Miscellaneous expenses	2,146	2,243	1,982
Total Expenses	450,416	2,345,685	1,827,673
Less: Expense reimbursements (Notes 2 and 5)	(67,113)	(21,624)	(8,392)
Net Expenses	383,303	2,324,061	1,819,281
Net Investment Income (Loss)	(383,179)	(417,255)	1,283,233

Realized and Unrealized Gain (Loss) on Underlying Funds (Notes 1 and 3):
Net Realized Loss on Sale of Underlying Funds	(1,596,457)	(9,734,505)	(7,317,914)
Change in Net Unrealized Appreciation/Depreciation on Underlying Funds	3,905,777	25,047,637	20,325,341
Net Gain on Underlying Funds	2,309,320	15,313,132	13,007,427
Proceeds from Settlement of a Regulatory Matter (Note 9)	—	391,351	426,958
Increase in Net Assets from Operations	$1,926,141	$15,287,228	$14,717,618

See Notes to Financial Statements.

22	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2010

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%	Legg Mason Lifestyle Income Fund

Investment Income:
Income distributions from Underlying Funds	$3,391,762	$1,726,120	$878,728
Interest	572	160	70
Total Investment Income	3,392,334	1,726,280	878,798

Expenses:
Transfer agent fees (Note 5)	320,389	100,212	45,877
Distribution fees (Notes 2 and 5)	552,882	165,570	63,194
Registration fees	41,237	34,095	15,761
Legal fees	32,935	17,475	34,343
Audit and tax	13,485	12,748	—
Shareholder reports	24,180	13,900	3,763
Trustees’ fees	12,489	4,284	1,701
Insurance	3,394	1,549	1,070
Custody fees	114	162	160
Restructuring and reorganization fees	—	18,952	21,186
Miscellaneous expenses	1,991	1,745	1,059
Total Expenses	1,003,096	370,692	188,114
Less: Expense reimbursements (Notes 2 and 5)	—	(114)	(13,808)
Net Expenses	—	370,578	174,306
Net Investment Income (Loss)	2,389,238	1,355,702	704,492

Realized and Unrealized Gain (Loss) on Underlying Funds (Notes 1 and 3):
Net Realized Loss on Sale of Underlying Funds	(4,019,143)	(1,095,877)	(198,833)
Change in Net Unrealized Appreciation/Depreciation on Underlying Funds	12,717,878	3,896,433	1,354,327
Net Gain on Underlying Funds	8,698,735	2,800,556	1,155,494
Proceeds from Settlement of a Regulatory Matter (Note 9)	170,519	34,627	21,180
Increase in Net Assets from Operations	$11,258,492	$4,190,885	$1,881,166

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	23

Statements of changes in net assets

Legg Mason Lifestyle Allocation 100%

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income (loss)	$(383,179)	$190,100
Net realized loss	(1,596,457)	(5,499,765)
Change in net unrealized appreciation/depreciation	3,905,777	23,656,809
Increase in Net Assets From Operations	1,926,141	18,347,144

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(55,030)	(385,014)
Decrease in Net Assets from Distributions to Shareholders	(55,030)	(385,014)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,218,822	19,285,366
Reinvestment of distributions	54,981	383,412
Cost of shares repurchased	(8,108,748)	(13,896,597)
Increase in Net Assets From Fund Share Transactions	2,165,055	5,772,181
Increase in Net Assets	4,036,166	23,734,311

Net Assets:
Beginning of period	74,770,269	51,035,958
End of period*	$78,806,435	$74,770,269
* Includes (overdistributed) and undistributed net investment income, respectively, of:	$(422,851)	$15,358

See Notes to Financial Statements.

24	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 85%

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income (loss)	$(417,255)	$7,183,471
Net realized loss	(9,734,505)	(24,367,684)
Change in net unrealized appreciation/depreciation	25,047,637	155,871,020
Proceeds from settlement of a regulatory matter (Note 9)	391,351	—
Increase in Net Assets From Operations	15,287,228	138,686,807

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(125,012)	(7,650,064)
Decrease in Net Assets from Distributions to Shareholders	(125,012)	(7,650,064)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,901,045	66,399,157
Reinvestment of distributions	124,781	7,634,444
Cost of shares repurchased	(46,544,526)	(81,731,790)
Decrease in Net Assets from Fund Share Transactions	(13,518,700)	(7,698,189)
Increase in Net Assets	1,643,516	123,338,554

Net Assets:
Beginning of period	521,974,981	398,636,427
End of period*	$523,618,497	$521,974,981
* Includes (overdistributed) and undistributed net investment income, respectively, of:	$(131,040)	$19,498

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	25

Legg Mason Lifestyle Allocation 70%

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$1,283,233	$9,732,373
Net realized loss	(7,317,914)	(26,471,324)
Change in net unrealized appreciation/depreciation	20,325,341	133,030,772
Proceeds from settlement of a regulatory matter (Note 9)	426,958	—
Increase in Net Assets From Operations	14,717,618	116,291,821

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,199,966)	(9,600,047)
Decrease in Net Assets from Distributions to Shareholders	(1,199,966)	(9,600,047)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,795,418	52,359,025
Reinvestment of distributions	1,197,715	9,571,542
Cost of shares repurchased	(41,960,631)	(78,219,863)
Decrease in Net Assets from Fund Share Transactions	(12,967,498)	(16,289,296)
Increase in Net Assets	550,154	90,402,478

Net Assets:
Beginning of period	435,843,080	345,440,602
End of period*	$436,393,234	$435,843,080
* Includes undistributed net investment income of:	$1,493,263	$983,038

See Notes to Financial Statements.

26	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 50%

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$2,389,238	$9,413,567
Net realized loss	(4,019,143)	(22,863,797)
Change in net unrealized appreciation/depreciation	12,717,878	84,799,367
Proceeds from settlement of a regulatory matter (Note 9)	170,519	—
Increase in Net Assets From Operations	11,258,492	71,349,137

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,900,026)	(10,237,019)
Decrease in Net Assets from Distributions to Shareholders	(2,900,026)	(10,237,019)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	26,458,233	46,808,655
Reinvestment of distributions	2,885,320	10,176,180
Cost of shares repurchased	(34,610,440)	(61,385,084)
Decrease in Net Assets from Fund Share Transactions	(5,266,887)	(4,400,249)
Increase in Net Assets	3,091,579	56,711,869

Net Assets:
Beginning of period	277,659,823	220,947,954
End of period*	$280,751,402	$277,659,823
* Includes undistributed net investment income of:	$567,558	$907,827

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	27

Legg Mason Lifestyle Allocation 30%

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$1,355,702	$4,596,263
Net realized loss	(1,095,877)	(8,038,847)
Change in net unrealized appreciation/depreciation	3,896,433	27,681,117
Proceeds from settlement of a regulatory matter (Note 9)	34,627	—
Increase in Net Assets From Operations	4,190,885	24,238,533

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,244,504)	(4,534,018)
Decrease in Net Assets from Distributions to Shareholders	(1,244,504)	(4,534,018)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,576,490	18,042,811
Reinvestment of distributions	1,242,745	4,526,152
Cost of shares repurchased	(12,344,431)	(23,198,754)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,474,804	(629,791)
Increase in Net Assets	5,421,185	19,074,724

Net Assets:
Beginning of period	97,336,312	78,261,588
End of period*	$102,757,497	$97,336,312
* Includes undistributed net investment income of:	$302,224	$156,399

See Notes to Financial Statements.

28	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Income Fund

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$704,492	$2,190,532
Net realized loss	(198,833)	(2,238,339)
Change in net unrealized appreciation/depreciation	1,354,327	9,204,898
Proceeds from settlement of a regulatory matter (Note 9)	21,180	—
Increase in Net Assets From Operations	1,881,166	9,157,091

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(853,102)	(2,119,988)
Decrease in Net Assets from Distributions to Shareholders	(853,102)	(2,119,988)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,415,460	9,624,204
Reinvestment of distributions	846,106	2,100,422
Cost of shares repurchased	(5,876,738)	(10,591,499)
Increase in Net Assets From Fund Share Transactions	2,384,828	1,133,127
Increase in Net Assets	3,412,892	8,170,230

Net Assets:
Beginning of period	36,997,311	28,827,081
End of period*	$40,410,203	$36,997,311
* Includes undistributed net investment income of:	$248,147	$375,577

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	29

Financial highlights

Legg Mason Lifestyle Allocation 100%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2010	2009	2008[3]	2007[3,4]

Net asset value, beginning of period	$7.99	$5.99	$10.61	$11.50	$11.40

Income (loss) from operations:
Net investment income (loss)[5]	(0.03)	0.03	0.06	0.13	(0.00)	[6]
Net realized and unrealized gain (loss)	0.25	2.03	(4.44)	(0.93)	0.10
Total income (loss) from operations	0.22	2.06	(4.38)	(0.80)	0.10

Less distributions from:
Net investment income	(0.01)	(0.06)	(0.00) [6]	(0.07)	—
Net realized gains	—	—	(0.24)	(0.02)	—
Total distributions	(0.01)	(0.06)	(0.24)	(0.09)	—

Net asset value, end of period	$8.20	$7.99	$5.99	$10.61	$11.50
Total return[7]	2.72%	34.46%	(42.19)%	(6.97)%	0.88%

Net assets, end of period (000s)	$59,742	$55,770	$37,263	$33,051	$428

Ratios to average net assets:
Gross expenses[8]	0.92%[9]	1.01%	1.06%	1.34%[10]	116.13%[9]
Net expenses[8,11,12,13]	0.80 [9]	0.78	0.76	0.80 [10]	0.80	[9]
Net investment income (loss)[5]	(0.80) [9]	0.48	0.67	1.16	(0.22)	[9]

Portfolio turnover rate	7%	14%	38%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.01 per share.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares would not exceed 0.80% until December 31, 2011.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

30	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 100%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2010	2009	2008[3]	2007[3,4]

Net asset value, beginning of period	$7.93	$5.94	$10.60	$11.50	$11.40

Income (loss) from operations:
Net investment income (loss)[5]	(0.06)	(0.02)	(0.01)	0.03	(0.01)
Net realized and unrealized gain (loss)	0.25	2.01	(4.41)	(0.91)	0.11
Total income (loss) from operations	0.19	1.99	(4.42)	(0.88)	0.10

Less distributions from:
Net realized gains	—	—	(0.24)	(0.02)	—
Total distributions	—	—	(0.24)	(0.02)	—

Net asset value, end of period	$8.12	$7.93	$5.94	$10.60	$11.50
Total return[6]	2.40%	33.50%	(42.63)%	(7.66)%	0.88%

Net assets, end of period (000s)	$14,956	$14,472	$9,122	$8,339	$499

Ratios to average net assets:
Gross expenses[7]	1.96%[8]	2.09%	2.15%	2.42%[9]	116.88%[8]
Net expenses[7,10,11,12]	1.55 [8]	1.53	1.53	1.55 [9]	1.55 [8]
Net investment income (loss)[5]	(1.55) [8]	(0.26)	(0.15)	0.30	(1.24) [8]

Portfolio turnover rate	7%	14%	38%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares would not exceed 1.55% until December 31, 2011.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	31

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2010	2009	2008[3]	2007[3,4]

Net asset value, beginning of period	$7.95	$5.94	$10.60	$11.50	$11.40

Income (loss) from operations:
Net investment loss[5]	(0.06)	(0.01)	(0.02)	(0.01)	(0.00)	[6]
Net realized and unrealized gain (loss)	0.25	2.02	(4.40)	(0.87)	0.10
Total income (loss) from operations	0.19	2.01	(4.42)	(0.88)	0.10

Less distributions from:
Net realized gains	—	—	(0.24)	(0.02)	—
Total distributions	—	—	(0.24)	(0.02)	—

Net asset value, end of period	$8.14	$7.95	$5.94	$10.60	$11.50
Total return[7]	2.39%	33.84%	(42.63)%	(7.66)%	0.88%

Net assets, end of period (000s)	$4,108	$4,528	$4,538	$8,477	$895

Ratios to average net assets:
Gross expenses[8]	1.42%[9]	1.35%	1.35%	1.96%[10]	116.88%[9]
Net expenses[8,11,12]	1.42 [9]	1.35 [13]	1.35 [13]	1.54 [10,13]	1.55	[9,13]
Net investment loss[5]	(1.42) [9]	(0.21)	(0.21)	(0.08)	(0.42)	[9]

Portfolio turnover rate	7%	14%	38%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.01 per share.

[7]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares would not exceed 1.55% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$11.02		$8.26	$15.00	$16.52	$15.36	$13.80

Income (loss) from operations:
Net investment income (loss)[4]	(0.00)	[5]	0.17	0.20	0.23	0.06	(0.00) [5]
Net realized and unrealized gain (loss)	0.32		2.77	(5.57)	(0.89)	1.14	1.56
Total income (loss) from operations	0.32		2.94	(5.37)	(0.66)	1.20	1.56

Less distributions from:
Net investment income	(0.00)	[5]	(0.18)	(0.18)	(0.20)	(0.04)	—
Net realized gains	—		—	(1.19)	(0.66)	—	—
Total distributions	(0.00)	[5]	(0.18)	(1.37)	(0.86)	(0.04)	—

Net asset value, end of period	$11.34		$11.02	$8.26	$15.00	$16.52	$15.36
Total return[6]	2.93%		35.53%	(37.58)%	(4.41)%	7.82%	11.30%

Net assets, end of period (000s)	$430,092		$424,907	$317,256	$492,744	$491,940	$464,856

Ratios to average net assets:
Gross expenses[7]	0.73%[8]		0.79%	0.79%	0.85%[9]	0.90%[10]	1.03%
Net expenses[7,11,12]	0.73	[8]	0.77 [13]	0.73 [13]	0.78 [9,13]	0.81 [10,13]	0.80 [13]
Net investment income (loss)[4]	(0.02)	[8]	1.66	1.64	1.37	0.37	(0.01)

Portfolio turnover rate	10%		15%	41%	15%	79%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.77%, respectively.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares would not exceed 0.80% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	33

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2010[2]		2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.44		$7.83	$14.32	$15.80	$14.76	$13.36

Income (loss) from operations:
Net investment income (loss)[4]	(0.04)		0.08	0.09	0.09	(0.06)	(0.11)
Net realized and unrealized gain (loss)	0.30		2.62	(5.28)	(0.82)	1.10	1.51
Proceeds from settlement of a regulatory matter	0.03		—	—	—	—	—
Total income (loss) from operations	0.29		2.70	(5.19)	(0.73)	1.04	1.40

Less distributions from:
Net investment income	(0.00)	[5]	(0.09)	(0.11)	(0.09)	—	—
Net realized gains	—		—	(1.19)	(0.66)	—	—
Total distributions	(0.00)	[5]	(0.09)	(1.30)	(0.75)	—	—

Net asset value, end of period	$10.73		$10.44	$7.83	$14.32	$15.80	$14.76
Total return[6]	2.79%[7]		34.45%	(38.07)%	(5.06)%	7.05%	10.48%

Net assets, end of period (000s)	$81,198		$84,327	$70,232	$127,665	$159,423	$200,934

Ratios to average net assets:
Gross expenses[8]	1.60%[9]		1.62%	1.63%	1.67%[10]	1.67%[11]	1.81%
Net expenses[8,12,13,14]	1.55	[9]	1.51	1.52	1.51 [10]	1.53 [11]	1.55
Net investment income (loss)[4]	(0.83)	[9]	0.87	0.79	0.55	(0.39)	(0.78)

Portfolio turnover rate	10%		15%	41%	15%	79%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 2.50% (Note 9).

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.63% and 1.49%, respectively.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares would not exceed 1.55% until December 31, 2011.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.55		$7.92	$14.46	$15.94	$14.87	$13.44

Income (loss) from operations:
Net investment income (loss)[4]	(0.03)		0.11	0.13	0.12	(0.03)	(0.08)
Net realized and unrealized gain (loss)	0.31		2.65	(5.34)	(0.82)	1.10	1.51
Proceeds from settlement of a regulatory matter	0.06		—	—	—	—	—
Total income (loss) from operations	0.34		2.76	(5.21)	(0.70)	1.07	1.43

Less distributions from:
Net investment income	(0.00)	[5]	(0.13)	(0.14)	(0.12)	—	—
Net realized gains	—		—	(1.19)	(0.66)	—	—
Total distributions	(0.00)	[5]	(0.13)	(1.33)	(0.78)	—	—

Net asset value, end of period	$10.89		$10.55	$7.92	$14.46	$15.94	$14.87
Total return[6]	3.24%[7]		34.84%	(37.85)%	(4.82)%	7.20%	10.64%

Net assets, end of period (000s)	$12,149		$12,733	$11,147	$23,879	$29,079	$36,142

Ratios to average net assets:
Gross expenses[8]	1.25%[9]		1.18%	1.15%	1.29%[10]	1.37%[11]	1.39%
Net expenses[8,12,13]	1.25	[9]	1.18	1.15	1.29 [10]	1.34 [11,14]	1.39
Net investment income (loss)[4]	(0.53)	[9]	1.18	1.08	0.75	(0.19)	(0.61)

Portfolio turnover rate	10%		15%	41%	15%	79%	47%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 2.67% (Note 9).

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.30%, respectively.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares would not exceed 1.55% until December 31, 2011.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	35

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.99		$8.26	$8.82

Income (loss) from operations:
Net investment income[4]	0.04		0.28	0.09
Net realized and unrealized gain (loss)	0.31		2.69	(0.47)
Total income (loss) from operations	0.35		2.97	(0.38)

Less distributions from:
Net investment income	(0.00)	[5]	(0.24)	(0.18)
Total distributions	(0.00)	[5]	(0.24)	(0.18)

Net asset value, end of period	$11.34		$10.99	$8.26
Total return[6]	3.22%		35.87%	(4.37)%

Net assets, end of period (000s)	$179		$8	$1

Ratios to average net assets:
Gross expenses[7]	0.12%[8]		0.80%	5.84%[8]
Net expenses[7,9,10]	0.12	[8]	0.25 [11]	0.53 [8,11]
Net investment income[4]	0.84	[8]	2.69	8.99 [8]

Portfolio turnover rate	10%		15%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period December 16, 2008 (inception date) to January 31, 2009.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares would not exceed 0.55% until December 31, 2011.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$11.02	$8.35	$12.96	$13.52	$12.73	$11.89

Income (loss) from operations:
Net investment income[4]	0.04	0.26	0.27	0.32	0.18	0.13
Net realized and unrealized gain (loss)	0.34	2.67	(4.59)	(0.59)	0.81	0.84
Total income (loss) from operations	0.38	2.93	(4.32)	(0.27)	0.99	0.97

Less distributions from:
Net investment income	(0.03)	(0.26)	(0.29)	(0.29)	(0.20)	(0.13)
Total distributions	(0.03)	(0.26)	(0.29)	(0.29)	(0.20)	(0.13)

Net asset value, end of period	$11.37	$11.02	$8.35	$12.96	$13.52	$12.73
Total return[5]	3.48%	35.13%	(33.50)%	(2.10)%	7.77%	8.14%

Net assets, end of period (000s)	$354,388	$350,121	$270,592	$413,780	$411,242	$393,641

Ratios to average net assets:
Gross expenses[6]	0.67%[7]	0.70%	0.64%	0.76%[8]	0.81%[9]	0.86%
Net expenses[6,10,11]	0.67 [7]	0.70	0.64 [12]	0.75 [8,12]	0.79 [9,12]	0.80 [12]
Net investment income[4]	0.74 [7]	2.61	2.43	2.33	1.44	1.04

Portfolio turnover rate	11%	17%	31%	16%	92%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75%, respectively.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares would not exceed 0.80% until December 31, 2011.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	37

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$11.19	$8.46	$13.12	$13.67	$12.87	$12.02

Income (loss) from operations:
Net investment income (loss)[4]	(0.01)	0.18	0.18	0.20	0.08	0.03
Net realized and unrealized gain (loss)	0.33	2.71	(4.63)	(0.57)	0.81	0.85
Proceeds from settlement of a regulatory matter	0.05	—	—	—	—	—
Total income (loss) from operations	0.37	2.89	(4.45)	(0.37)	0.89	0.88

Less distributions from:
Net investment income	(0.02)	(0.16)	(0.21)	(0.18)	(0.09)	(0.03)
Total distributions	(0.02)	(0.16)	(0.21)	(0.18)	(0.09)	(0.03)

Net asset value, end of period	$11.54	$11.19	$8.46	$13.12	$13.67	$12.87
Total return[5]	3.32%[6]	34.17%	(34.06)%	(2.78)%	6.92%	7.32%

Net assets, end of period (000s)	$65,194	$68,651	$59,592	$107,908	$137,020	$184,791

Ratios to average net assets:
Gross expenses[7]	1.57%[8]	1.58%	1.47%	1.57%[9]	1.60%[10]	1.65%
Net expenses[7,11,12,13]	1.55 [8]	1.52	1.46	1.51 [9]	1.54 [10]	1.55
Net investment income (loss)[4]	(0.14) [8]	1.75	1.54	1.46	0.64	0.27

Portfolio turnover rate	11%	17%	31%	16%	92%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 2.87% (Note 9).

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.56% and 1.51%, respectively.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares would not exceed 1.55% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$11.19	$8.47	$13.12	$13.69	$12.89	$12.03

Income (loss) from operations:
Net investment income[4]	0.01	0.21	0.22	0.24	0.11	0.05
Net realized and unrealized gain (loss)	0.34	2.72	(4.63)	(0.60)	0.81	0.86
Proceeds from settlement of a regulatory matter	0.05	—	—	—	—	—
Total income (loss) from operations	0.40	2.93	(4.41)	(0.36)	0.92	0.91

Less distributions from:
Net investment income	(0.03)	(0.21)	(0.24)	(0.21)	(0.12)	(0.05)
Total distributions	(0.03)	(0.21)	(0.24)	(0.21)	(0.12)	(0.05)

Net asset value, end of period	$11.56	$11.19	$8.47	$13.12	$13.69	$12.89
Total return[5]	3.54%[6]	34.55%	(33.76)%	(2.68)%	7.15%	7.54%

Net assets, end of period (000s)	$16,556	$17,028	$15,232	$28,324	$29,502	$35,251

Ratios to average net assets:
Gross expenses[7]	1.23%[8]	1.17%	1.11%	1.30%[9]	1.35%[10]	1.38%
Net expenses[7],11,12	1.23 [8]	1.17	1.11	1.30 [9]	1.32 [10,13]	1.38
Net investment income[4]	0.18 [8]	2.08	1.88	1.74	0.88	0.45

Portfolio turnover rate	11%	17%	31%	16%	92%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 3.10% (Note 9).

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.29%, respectively.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares would not exceed 1.55% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	39

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2010	2009	2008[3]

Net asset value, beginning of period	$11.00	$8.33	$12.94	$14.26

Income (loss) from operations:
Net investment income[4]	0.08	0.29	0.29	0.23
Net realized and unrealized gain (loss)	0.31	2.67	(4.60)	(1.22)
Total income (loss) from operations	0.39	2.96	(4.31)	(0.99)

Less distributions from:
Net investment income	(0.04)	(0.29)	(0.30)	(0.33)
Total distributions	(0.04)	(0.29)	(0.30)	(0.33)

Net asset value, end of period	$11.35	$11.00	$8.33	$12.94
Total return[5]	3.52%	35.58%	(33.47)%	(7.05)%

Net assets, end of period (000s)	$255	$43	$25	$28

Ratios to average net assets:
Gross expenses[6]	0.17%[7]	0.48%	0.93%	0.66%[7,8]
Net expenses[6,9,10,11]	0.17 [7]	0.44	0.55	0.46 [7,8]
Net investment income[4]	1.41 [7]	2.92	2.63	5.15 [7]

Portfolio turnover rate	11%	17%	31%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period October 2, 2007 (inception date) to January 31, 2008.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares would not exceed 0.55% until December 31, 2011.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.55	$8.20	$12.10	$12.90	$12.26	$11.95

Income (loss) from operations:
Net investment income[4]	0.10	0.38	0.37	0.41	0.29	0.22
Net realized and unrealized gain (loss)	0.34	2.38	(3.57)	(0.45)	0.66	0.31
Total income (loss) from operations	0.44	2.76	(3.20)	(0.04)	0.95	0.53

Less distributions from:
Net investment income	(0.12)	(0.41)	(0.34)	(0.39)	(0.31)	(0.22)
Net realized gains	—	—	(0.36)	(0.37)	—	—
Total distributions	(0.12)	(0.41)	(0.70)	(0.76)	(0.31)	(0.22)

Net asset value, end of period	$10.87	$10.55	$8.20	$12.10	$12.90	$12.26
Total return[5]	4.14%	34.37%	(27.69)%	(0.48)%	7.85%	4.49%

Net assets, end of period (000s)	$228,413	$222,590	$172,244	$249,747	$245,674	$235,924

Ratios to average net assets:
Gross expenses[6]	0.55%[7]	0.60%	0.56%	0.68%[8]	0.72%[9]	0.73%
Net expenses[6,10,11]	0.55 [7]	0.59 [12]	0.56	0.68 [8]	0.70 [9,12]	0.73
Net investment income[4]	1.87 [7]	3.96	3.57	3.19	2.37	1.86

Portfolio turnover rate	13%	22%	32%	19%	86%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares would not exceed 0.80% until December 31, 2011.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	41

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.84	$8.41	$12.40	$13.20	$12.54	$12.21

Income (loss) from operations:
Net investment income[4]	0.05	0.29	0.29	0.30	0.19	0.13
Net realized and unrealized gain (loss)	0.35	2.46	(3.67)	(0.45)	0.68	0.32
Proceeds from settlement of a regulatory matter	0.02	—	—	—	—	—
Total income (loss) from operations	0.42	2.75	(3.38)	(0.15)	0.87	0.45

Less distributions from:
Net investment income	(0.09)	(0.32)	(0.25)	(0.28)	(0.21)	(0.12)
Net realized gains	—	—	(0.36)	(0.37)	—	—
Total distributions	(0.09)	(0.32)	(0.61)	(0.65)	(0.21)	(0.12)

Net asset value, end of period	$11.17	$10.84	$8.41	$12.40	$13.20	$12.54
Total return[5]	3.87%[6]	33.27%	(28.35)%	(1.27)%	7.00%	3.71%

Net assets, end of period (000s)	$39,549	$41,369	$36,012	$60,243	$75,776	$108,455

Ratios to average net assets:
Gross expenses[7]	1.45%[8]	1.50%	1.40%	1.52%[9]	1.52%[10]	1.52%
Net expenses[7,11,12]	1.45 [8]	1.48 [13]	1.40	1.51 [9,13]	1.48 [10,13]	1.52
Net investment income[4]	0.97 [8]	3.03	2.67	2.29	1.53	1.03

Portfolio turnover rate	13%	22%	32%	19%	86%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 3.60% (Note 9).

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.49% and 1.46%, respectively.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares would not exceed 1.55% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.87	$8.44	$12.43	$13.23	$12.57	$12.23

Income (loss) from operations:
Net investment income[4]	0.06	0.32	0.31	0.33	0.22	0.15
Net realized and unrealized gain (loss)	0.34	2.46	(3.67)	(0.45)	0.67	0.33
Proceeds from settlement of a regulatory matter	0.05	—	—	—	—	—
Total income (loss) from operations	0.45	2.78	(3.36)	(0.12)	0.89	0.48

Less distributions from:
Net investment income	(0.12)	(0.35)	(0.27)	(0.31)	(0.23)	(0.14)
Net realized gains	—	—	(0.36)	(0.37)	—	—
Total distributions	(0.12)	(0.35)	(0.63)	(0.68)	(0.23)	(0.14)

Net asset value, end of period	$11.20	$10.87	$8.44	$12.43	$13.23	$12.57
Total return[5]	4.19%[6]	33.54%	(28.09)%	(1.07)%	7.15%	3.93%

Net assets, end of period (000s)	$12,789	$13,701	$12,103	$23,946	$26,921	$33,608

Ratios to average net assets:
Gross expenses[7]	1.26%[8]	1.20%	1.14%	1.29%[9]	1.34%[10]	1.36%
Net expenses[7,11,12]	1.26 [8]	1.20	1.14	1.29 [9]	1.31 [10,13]	1.36
Net investment income[4]	1.17 [8]	3.30	2.84	2.52	1.73	1.21

Portfolio turnover rate	13%	22%	32%	19%	86%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 3.72% (Note 9).

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.31% and 1.28%, respectively.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares would not exceed 1.55% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	43

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.60	$8.40	$11.44	$11.81	$11.48	$11.46

Income (loss) from operations:
Net investment income[4]	0.15	0.52	0.47	0.49	0.37	0.33
Net realized and unrealized gain (loss)	0.30	2.20	(3.01)	(0.38)	0.34	0.02
Total income (loss) from operations	0.45	2.72	(2.54)	0.11	0.71	0.35

Less distributions from:
Net investment income	(0.14)	(0.52)	(0.50)	(0.48)	(0.38)	(0.33)
Total distributions	(0.14)	(0.52)	(0.50)	(0.48)	(0.38)	(0.33)

Net asset value, end of period	$10.91	$10.60	$8.40	$11.44	$11.81	$11.48
Total return[5]	4.24%	32.98%	(22.69)%	0.84%	6.31%	3.13%

Net assets, end of period (000s)	$85,681	$80,223	$63,539	$85,817	$80,005	$75,890

Ratios to average net assets:
Gross expenses[6]	0.64%[7,8]	0.63%	0.62%	0.75%[9]	0.75%[8]	0.75%
Net expenses[6,10,11]	0.64 [7,8]	0.63	0.62 [12]	0.73 [9,12]	0.73 [8,12]	0.75
Net investment income[4]	2.83 [7]	5.41	4.63	4.17	3.23	2.87

Portfolio turnover rate	15%	26%	37%	17%	92%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.60% for the six months ended July 31, 2010 and 0.72% and 0.71%, respectively, for the year ended January 31, 2007.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares would not exceed 0.80% until December 31, 2011.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.78	$8.54	$11.62	$11.98	$11.65	$11.62

Income (loss) from operations:
Net investment income[4]	0.12	0.46	0.42	0.42	0.31	0.27
Net realized and unrealized gain (loss)	0.30	2.23	(3.06)	(0.37)	0.34	0.03
Proceeds from settlement of a regulatory matter	0.01	—	—	—	—	—
Total income (loss) from operations	0.43	2.69	(2.64)	0.05	0.65	0.30

Less distributions from:
Net investment income	(0.11)	(0.45)	(0.44)	(0.41)	(0.32)	(0.27)
Total distributions	(0.11)	(0.45)	(0.44)	(0.41)	(0.32)	(0.27)

Net asset value, end of period	$11.10	$10.78	$8.54	$11.62	$11.98	$11.65
Total return[5]	4.05%[6]	32.09%	(23.11)%	0.37%	5.65%	2.62%

Net assets, end of period (000s)	$13,480	$13,528	$11,881	$18,078	$22,559	$32,756

Ratios to average net assets:
Gross expenses[7]	1.28%[8,9]	1.28%	1.16%	1.33%[10]	1.28%[9]	1.28%
Net expenses[7,11,12]	1.28 [8,9,13]	1.27 [13]	1.16 [13]	1.29 [10,13]	1.25 [9,13]	1.28
Net investment income[4]	2.20 [8]	4.73	4.03	3.53	2.67	2.31

Portfolio turnover rate	15%	26%	37%	17%	92%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 3.96% (Note 9).

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.24% for the six months ended July 31, 2010 and 1.25% and 1.23%, respectively, for the year ended January 31, 2007.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares would not exceed 1.30% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	45

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$10.76	$8.52	$11.60	$11.97	$11.63	$11.59

Income (loss) from operations:
Net investment income[4]	0.12	0.48	0.43	0.44	0.32	0.28
Net realized and unrealized gain (loss)	0.32	2.23	(3.05)	(0.39)	0.34	0.04
Proceeds from settlement of a regulatory matter	0.04	—	—	—	—	—
Total income (loss) from operations	0.48	2.71	(2.62)	0.05	0.66	0.32

Less distributions from:
Net investment income	(0.15)	(0.47)	(0.46)	(0.42)	(0.32)	(0.28)
Total distributions	(0.15)	(0.47)	(0.46)	(0.42)	(0.32)	(0.28)

Net asset value, end of period	$11.09	$10.76	$8.52	$11.60	$11.97	$11.63
Total return[5]	4.45%[6]	32.37%	(22.99)%	0.38%	5.80%	2.77%

Net assets, end of period (000s)	$3,596	$3,585	$2,842	$5,412	$5,849	$7,303

Ratios to average net assets:
Gross expenses[7]	1.20%[8,9]	1.16%	0.97%	1.17%[10]	1.25%[9]	1.16%
Net expenses[7,11,12]	1.20 [8,9,13]	1.15 [13]	0.97	1.17 [10]	1.22 [9,13]	1.16
Net investment income[4]	2.29 [8]	4.92	4.11	3.68	2.72	2.42

Portfolio turnover rate	15%	26%	37%	17%	92%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 3.98% (Note 9).

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.16% for the six months ended July 31, 2010 and 1.22% and 1.20%, respectively, for the year ended January 31, 2007.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares would not exceed 1.25% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

46	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Income Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$9.70		$7.79	$9.95	$10.27	$10.19	$10.36

Income (loss) from operations:
Net investment income[4]	0.18		0.60	0.49	0.54	0.48	0.43
Net realized and unrealized gain (loss)	0.30		1.89	(2.19)	(0.34)	0.09	(0.19)
Total income (loss) from operations	0.48		2.49	(1.70)	0.20	0.57	0.24

Less distributions from:
Net investment income	(0.22)		(0.58)	(0.46)	(0.52)	(0.49)	(0.41)
Total distributions	(0.22)		(0.58)	(0.46)	(0.52)	(0.49)	(0.41)

Net asset value, end of period	$9.96		$9.70	$7.79	$9.95	$10.27	$10.19
Total return[5]	5.01%		32.82%	(17.45)%	1.96%	5.75%	2.42%

Net assets, end of period (000s)	$33,897		$30,887	$23,811	$31,696	$34,371	$36,992

Ratios to average net assets:
Gross expenses[6]	0.85	%[7], [8]	0.77%	0.89%	1.11%[9]	0.86%[8]	0.82%
Net expenses[6,10,11,12]	0.81	[7,8]	0.74	0.79	0.79 [9]	0.81 [8]	0.80
Net investment income[4]	3.76	[7]	6.81	5.54	5.29	4.70	4.18

Portfolio turnover rate	17%		31%	29%	31%	76%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.74% and 0.70% for the six months ended July 31, 2010 and 0.83% and 0.79%, respectively, for the year ended January 31, 2007.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares would not exceed 0.80% until December 31, 2011.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	47

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$9.82	$7.88	$10.06	$10.38	$10.29	$10.45

Income (loss) from operations:
Net investment income[4]	0.16	0.55	0.45	0.49	0.43	0.38
Net realized and unrealized gain (loss)	0.29	1.92	(2.21)	(0.34)	0.10	(0.18)
Proceeds from settlement of a regulatory matter	0.02	—	—	—	—	—
Total income (loss) from operations	0.47	2.47	(1.76)	0.15	0.53	0.20

less distributions from:
Net investment income	(0.19)	(0.53)	(0.42)	(0.47)	(0.44)	(0.36)
Total distributions	(0.19)	(0.53)	(0.42)	(0.47)	(0.44)	(0.36)

Net asset value, end of period	$10.10	$9.82	$7.88	$10.06	$10.38	$10.29
Total return[5]	4.84%[6]	32.13%	(17.84)%	1.43%	5.27%	1.97%

Net assets, end of period (000s)	$5,278	$4,964	$4,199	$6,854	$8,743	$12,992

Ratios to average net assets:
Gross expenses[7]	1.68%[8,9]	1.42%	1.50%	1.83%[10]	1.43%[9]	1.44%
Net expenses[7,11,12,13]	1.41 [8,9]	1.30	1.27	1.29 [10]	1.29 [9]	1.30
Net investment income[4]	3.17 [8]	6.24	4.92	4.74	4.22	3.63

Portfolio turnover rate	17%	31%	29%	31%	76%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 4.63% (Note 9).

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.57% and 1.30% for the six months ended July 31, 2010 and 1.40% and 1.27%, respectively, for the year ended January 31, 2007.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares would not exceed 1.30% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Lifestyle Income Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2010	2009	2008[3]	2007[3]	2006[3]

Net asset value, beginning of period	$9.80	$7.87	$10.05	$10.37	$10.28	$10.44

Income (loss) from operations:
Net investment income[4]	0.16	0.56	0.46	0.50	0.44	0.38
Net realized and unrealized gain (loss)	0.29	1.91	(2.21)	(0.35)	0.09	(0.17)
Proceeds from settlement of a regulatory matter	0.07	—	—	—	—	—
Total income (loss) from operations	0.52	2.47	(1.75)	0.15	0.53	0.21

Less distributions from:
Net investment income	(0.19)	(0.54)	(0.43)	(0.47)	(0.44)	(0.37)
Total distributions	(0.19)	(0.54)	(0.43)	(0.47)	(0.44)	(0.37)

Net asset value, end of period	$10.13	$9.80	$7.87	$10.05	$10.37	$10.28
Total return[5]	5.39%[6]	32.11%	(17.80)%	1.48%	5.32%	2.03%

Net assets, end of period (000s)	$1,235	$1,146	$817	$1,442	$1,775	$2,602

Ratios to average net assets:
Gross expenses[7]	1.45%[8,9]	1.37%	1.66%	1.86%[10]	1.49%[9]	1.50%
Net expenses[7,11,12,13]	1.36 [8,9]	1.24	1.20	1.24 [10]	1.24 [9]	1.25
Net investment income[4]	3.19 [8]	6.31	5.03	4.82	4.27	3.69

Portfolio turnover rate	17%	31%	29%	31%	76%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income (loss) per share and net investment income (loss) ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 4.76% (Note 9) .

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.34% and 1.25% for the six months ended July 31, 2010 and 1.46% and 1.22%, respectively, for the year ended January 31, 2007.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares would not exceed 1.25% until December 31, 2011.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	49

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) and Legg Mason Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights of the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

50	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 100%
Investment in Underlying Funds†	$78,746,388	—	—	$78,746,388
Short-term investments†	—	$145,000	—	145,000
Total investments	$78,746,388	$145,000	—	$78,891,388

†	See Schedules of Investments for additional detail.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 85%
Investment in Underlying Funds†	$522,813,721	—	—	$522,813,721
Short-term investments†	—	$1,415,000	—	1,415,000
Total investments	$522,813,721	$1,415,000	—	$524,228,721

†	See Schedules of Investments for additional detail.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 70%
Investment in Underlying Funds†	$436,406,364	—	—	$436,406,364
Short-term investments†	—	$840,000	—	840,000
Total investments	$436,406,364	$840,000	—	$437,246,364

†	See Schedules of Investments for additional detail.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 50%
Investment in Underlying Funds†	$280,344,119	—	—	$280,344,119
Short-term investments†	—	$829,000	—	829,000
Total investments	$280,344,119	$829,000	—	$281,173,119

†	See Schedules of Investments for additional detail.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 30%
Investment in Underlying Funds†	$102,672,297	—	—	$102,672,297
Short-term investments†	—	$220,000	—	220,000
Total investments	$102,672,297	$220,000	—	$102,892,297

†	See Schedules of Investments for additional detail.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Income Fund
Investment in Underlying Funds†	$40,355,766	—	—	$40,355,766
Short-term investments†	—	$99,000	—	99,000
Total investments	$40,355,766	$99,000	—	$40,454,766

†	See Schedules of Investments for additional detail.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	51

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Allocation 100%, Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. The Income Fund distributes net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

52	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason. Under the investment management agreement, the Funds do not pay a management fee.

As a result of expense limitation agreements, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B and Class C shares will not exceed 0.80%, 1.55% and 1.55%, respectively. Additionally, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 85% and Allocation 70% Funds’ Class I shares will not exceed 0.55%. Also, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 30% and Income Fund’s Class A, Class B and Class C shares will not exceed 0.80%, 1.30% and 1.25%, respectively. These expense limitation agreements cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below an expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended July 31, 2010, Allocation 100%, Allocation 85%, Allocation 70%, Allocation 30% and Income Fund were reimbursed for expenses in the amounts of $67,113, $21,624, $8,392, $114 and $13,808, respectively.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30% and Income Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. The Allocation 30% and Income Fund have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	53

For the six months ended July 31, 2010, sales charges and CDSCs paid to LMIS and its affiliates were approximately:

	Sales Charges	CDSCs
	Class A	Class A		Class B	Class C
Allocation 100%	$52,400	$0	*	$30,000	$200
Allocation 85%	122,000	100		93,400	700
Allocation 70%	94,200	100		76,600	700
Allocation 50%	73,900	0	*	37,500	400
Allocation 30%	18,200	—		7,700	100
Income Fund	9,800	—		4,500	200

*	Amount represents less than $100.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 100%	$7,350,022	$5,579,707
Allocation 85%	54,698,680	69,131,561
Allocation 70%	49,453,418	60,545,970
Allocation 50%	36,013,253	41,671,958
Allocation 30%	17,865,930	15,204,994
Income Fund	8,621,207	6,390,315

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Allocation 100%	$1,250,082	$(3,411,089)	$(2,161,007)
Allocation 85%	31,096,411	(58,898,673)	(27,802,262)
Allocation 70%	24,646,961	(48,220,238)	(23,573,277)
Allocation 50%	13,134,143	(6,213,083)	6,921,060
Allocation 30%	5,954,422	(745,832)	5,208,590
Income Fund	3,333,878	—	3,333,878

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2010, the Funds may not invest directly in any derivative instruments.

5. Class specific expenses and reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 100%, Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. The Allocation 30% and Income Fund each pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

54	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended July 31, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Allocation 100%
Class A	$73,774	$143,530
Class B	75,082	58,067
Class C	21,983	5,112
Total	$170,839	$206,709

	Distribution Fees	Transfer Agent Fees
Allocation 85%
Class A	$542,964	$904,926
Class B	421,950	224,520
Class C	63,023	11,519
Class I	—	11
Total	$1,027,937	$1,140,976

	Distribution Fees	Transfer Agent Fees
Allocation 70%
Class A	$444,694	$617,717
Class B	339,518	169,912
Class C	85,504	13,472
Class I	—	43
Total	$869,716	$801,144

	Distribution Fees	Transfer Agent Fees
Allocation 50%
Class A	$282,887	$236,196
Class B	204,127	73,062
Class C	65,868	11,131
Total	$552,882	$320,389

	Distribution Fees	Transfer Agent Fees
Allocation 30%
Class A	$102,989	$73,710
Class B	50,263	21,383
Class C	12,318	5,119
Total	$165,570	$100,212

	Distribution Fees	Transfer Agent Fees
Income Fund
Class A	$40,377	$30,990
Class B	18,595	12,819
Class C	4,222	2,068
Total	$63,194	$45,877

Legg Mason Lifestyle Series 2010 Semi-Annual Report	55

For the six months ended July 31, 2010, reimbursements by class were as follows:

Reimbursements
Allocation 100%
Class A	$36,349
Class B	30,764
Class C	—
Total	$67,113

Reimbursements
Allocation 85%
Class A	—
Class B	$21,624
Class C	—
Class I	—
Total	$21,624

Reimbursements
Allocation 70%
Class A	—
Class B	$8,391
Class C	—
Class I	1
Total	$8,392

Reimbursements
Allocation 30%
Class A	—
Class B	$106
Class C	8
Total	$114

Reimbursements
Income Fund
Class A	$6,602
Class B	6,646
Class C	560
Total	$13,808

6. Distributions to shareholders by class

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Allocation 100%
Net Investment Income:
Class A	$55,030	$382,791
Class I	—	2,223	[1]
Total	$55,030	$385,014

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Allocation 85%
Net Investment Income:
Class A	$111,180	$6,769,973
Class B	11,369	720,885
Class C	2,458	159,048
Class I	5	158
Total	$125,012	$7,650,064

56	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Allocation 70%
Net Investment Income:
Class A	$1,036,668	$8,283,788
Class B	124,379	997,363
Class C	38,800	317,797
Class I	119	1,099
Total	$1,199,966	$9,600,047

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Allocation 50%
Net Investment Income:
Class A	$2,428,881	$8,488,431
Class B	327,949	1,265,788
Class C	143,196	465,433
Class I	—	17,367	[2]
Total	$2,900,026	$10,237,019

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Allocation 30%
Net Investment Income:
Class A	$1,056,560	$3,805,759
Class B	141,072	579,695
Class C	46,872	148,564
Total	$1,244,504	$4,534,018

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Income Fund
Net Investment Income:
Class A	$733,413	$1,777,179
Class B	96,059	280,876
Class C	23,630	61,933
Total	$853,102	$2,119,988

[1]	On January 26, 2010, Class I shares were fully redeemed.

[2]	On July 29, 2009, Class I shares were fully redeemed.

7. Shares of beneficial interest

At July 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Allocation 100%
Class A
Shares sold	979,255	$8,194,459	2,010,604	$14,301,408
Shares issued on reinvestment	6,656	54,981	52,648	381,189
Shares repurchased	(682,056)	(5,710,617)	(1,306,973)	(9,235,923)
Net increase	303,855	$2,538,823	756,279	$5,446,674

Legg Mason Lifestyle Series 2010 Semi-Annual Report	57

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares		Amount
Class B
Shares sold	231,310	$1,918,694	658,241		$4,575,881
Shares repurchased	(213,799)	(1,754,114)	(368,929)		(2,676,490)
Net increase	17,511	$164,580	289,312		$1,899,391

Class C
Shares sold	12,809	$105,669	59,504		$399,725
Shares repurchased	(77,978)	(644,017)	(253,456)		(1,819,005)
Net decrease	(65,169)	$(538,348)	(193,952)		$(1,419,280)

Class I
Shares sold	—	—	1,178	[1]	$8,352	[1]
Shares issued on reinvestment	—	—	296	[1]	2,223	[1]
Shares repurchased	—	—	(20,304)	[1]	(165,179)	[1]
Net decrease	—	—	(18,830)	[1]	$(154,604)	[1]

[1]	On January 26, 2010, Class I shares were fully redeemed.

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount

Allocation 85%
Class A
Shares sold	2,248,361	$25,787,247	5,284,734	$51,542,520
Shares issued on reinvestment	9,754	111,002	604,661	6,758,295
Shares repurchased	(2,888,689)	(33,060,845)	(5,713,239)	(55,784,555)
Net increase (decrease)	(630,574)	$(7,162,596)	176,156	$2,516,260

Class B
Shares sold	602,857	$6,543,601	1,527,909	$14,029,050
Shares issued on reinvestment	1,054	11,361	68,448	720,409
Shares repurchased	(1,111,424)	(12,097,049)	(2,489,627)	(23,139,760)
Net decrease	(507,513)	$(5,542,087)	(893,270)	$(8,390,301)

Class C
Shares sold	35,152	$387,625	88,720	$821,487
Shares issued on reinvestment	220	2,413	14,562	155,582
Shares repurchased	(126,041)	(1,374,983)	(304,295)	(2,807,475)
Net decrease	(90,669)	$(984,945)	(201,013)	$(1,830,406)

Class I
Shares sold	16,059	$182,572	621	$6,100
Shares issued on reinvestment	1	5	14	158
Shares repurchased	(1,063)	(11,649)	—	—
Net increase	14,997	$170,928	635	$6,258

58	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares		Amount
Allocation 70%
Class A
Shares sold	1,912,313	$21,894,539	4,056,973		$39,904,985
Shares issued on reinvestment	91,165	1,035,639	747,697		8,269,319
Shares repurchased	(2,582,092)	(29,426,525)	(5,462,417)		(53,197,791)
Net decrease	(578,614)	$(6,496,347)	(657,747)		$(5,023,487)

Class B
Shares sold	415,370	$4,807,349	1,121,675		$11,201,618
Shares issued on reinvestment	10,723	123,739	88,769		991,907
Shares repurchased	(911,911)	(10,573,849)	(2,118,175)		(20,796,147)
Net decrease	(485,818)	$(5,642,761)	(907,731)		$(8,602,622)

Class C
Shares sold	74,120	$862,294	128,955		$1,245,732
Shares issued on reinvestment	3,306	38,218	27,606		309,217
Shares repurchased	(166,675)	(1,940,031)	(434,152)		(4,225,925)
Net decrease	(89,249)	$(1,039,519)	(277,591)		$(2,670,976)

Class I
Shares sold	20,418	$231,236	725		$6,690
Shares issued on reinvestment	11	119	99		1,099
Shares repurchased	(1,807)	(20,226)	—		—
Net increase	18,622	$211,129	824		$7,789

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares		Amount
Allocation 50%
Class A
Shares sold	1,983,330	$21,514,871	3,794,463		$36,082,466
Shares issued on reinvestment	224,168	2,422,082	897,484		8,460,774
Shares repurchased	(2,287,992)	(24,771,547)	(4,600,941)		(42,417,747)
Net increase (decrease)	(80,494)	$(834,594)	91,006		$2,125,493

Class B
Shares sold	402,547	$4,478,563	892,101		$8,717,747
Shares issued on reinvestment	29,319	324,171	130,378		1,251,123
Shares repurchased	(706,741)	(7,896,078)	(1,486,598)		(14,118,458)
Net decrease	(274,875)	$(3,093,344)	(464,119)		$(4,149,588)

Class C
Shares sold	41,486	$464,799	191,256		$1,852,644
Shares issued on reinvestment	12,633	139,067	46,494		446,916
Shares repurchased	(172,440)	(1,942,815)	(411,778)		(3,969,079)
Net decrease	(118,321)	$(1,338,949)	(174,028)		$(1,669,519)

Class I
Shares sold	—	—	18,507	[2]	$155,798	[2]
Shares issued on reinvestment	—	—	2,061	[2]	17,367	[2]
Shares repurchased	—	—	(92,372)	[2]	(879,800)	[2]
Net decrease	—	—	(71,804)	[2]	$(706,635)	[2]

[2]	On July 29, 2009, Class I shares were fully redeemed.

Legg Mason Lifestyle Series 2010 Semi-Annual Report	59

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Allocation 30%
Class A
Shares sold	1,048,641	$11,340,121	1,551,846	$14,663,307
Shares issued on reinvestment	98,271	1,055,841	388,903	3,802,106
Shares repurchased	(866,003)	(9,354,308)	(1,936,706)	(17,896,492)
Net increase	280,909	$3,041,654	4,043	$568,921

Class B
Shares sold	174,078	$1,913,182	280,469	$2,655,213
Shares issued on reinvestment	12,878	140,595	58,058	577,166
Shares repurchased	(227,891)	(2,519,500)	(474,992)	(4,491,644)
Net decrease	(40,935)	$(465,723)	(136,465)	$(1,259,265)

Class C
Shares sold	29,657	$323,187	73,261	$724,291
Shares issued on reinvestment	4,263	46,309	14,793	146,880
Shares repurchased	(42,688)	(470,623)	(88,278)	(810,618)
Net increase (decrease)	(8,768)	$(101,127)	(224)	$60,553

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Income Fund

Class A
Shares sold	622,569	$6,124,309	910,663	$8,041,296
Shares issued on reinvestment	74,126	729,571	197,348	1,765,999
Shares repurchased	(477,024)	(4,685,397)	(979,474)	(8,486,741)
Net increase	219,671	$2,168,483	128,537	$1,320,554

Class B
Shares sold	108,403	$1,080,896	143,859	$1,236,660
Shares issued on reinvestment	9,535	95,081	30,844	278,425
Shares repurchased	(101,040)	(1,008,888)	(201,768)	(1,804,107)
Net increase (decrease)	16,898	$167,089	(27,065)	$(289,022)

Class C
Shares sold	21,048	$210,255	40,610	$346,248
Shares issued on reinvestment	2,149	21,454	6,197	55,998
Shares repurchased	(18,259)	(182,453)	(33,639)	(300,651)
Net increase	4,938	$49,256	13,168	$101,595

8. Capital loss carryforward

As of July 31, 2010, Allocation 100% had a net capital loss carryforward of approximately $5,223,003, of which $4,302,576 expires in 2017 and $920,427 expires in 2018. These amounts will be available to offset any future taxable capital gains.

As of July 31, 2010, Allocation 85% had a net capital loss carryforward of approximately $10,701,540 all of which expires in 2018. This amount will be available to offset any future taxable capital gains.

As of July 31, 2010, Allocation 70% had a net capital loss carryforward of approximately $23,374,581, of which $5,972,151 expires in 2014, $4,200,689 expires in 2017 and $13,201,741 expires in 2018. These amounts will be available to offset any future taxable capital gains.

60	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As of July 31, 2010, Allocation 50% had a net capital loss carryforward of approximately $19,028,647, of which $5,850,125 expires in 2017 and $13,178,522 expires in 2018. These amounts will be available to offset any future taxable capital gains.

As of July 31, 2010, Allocation 30% had a net capital loss carryforward of approximately $5,741,684, of which $899,887 expires in 2014, $642,809 expires in 2017 and $4,198,988 expires in 2018. These amounts will be available to offset any future taxable capital gains.

As of July 31, 2010, Income Fund had a net capital loss carryforward of approximately $7,146,364, of which $345,727 expires in 2012, $95,670 expires in 2013, $1,336,048 expires in 2014, $1,331,052 expires in 2015, $2,356,048 expires in 2016, $1,485,293 expires in 2017 and $196,526 expires in 2018. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affili-

Legg Mason Lifestyle Series 2010 Semi-Annual Report	61

ate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. Allocation 85% has received $95,252, $226,269 and $69,830 for Classes A, B and C, respectively, related to this distribution. Allocation 70% has received $85,634, $266,096 and $75,228 for Classes A, B and C, respectively, related to this distribution. Allocation 50% has received $29,621, $85,925 and $54,973 for Classes A, B and C, respectively, related to this distribution. Allocation 30% has received $5,671, $15,834 and $13,122 for Classes A, B and C, respectively, related to this distribution. Income Fund has received $3,441, $9,270 and $8,469 for Classes A, B and C, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully

62	Legg Mason Lifestyle Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11. Subsequent event note

The Board, on behalf of the Income Fund, has approved a reorganization pursuant to which the Income Fund’s assets would be acquired, and its liabilities would be assumed, by the Allocation 30% Fund in exchange for shares of Allocation 30% Fund. After the reorganization, the Income Fund would be liquidated, and shares of Allocation 30% Fund would be distributed to the Income Fund’s shareholders.

Under the reorganization, the Income Fund’s shareholders would receive shares of Allocation 30% Fund with the same aggregate net asset value as their shares of the Income Fund. It is anticipated that no gain or loss for federal income tax purposes would be recognized by the Income Fund’s shareholders as a result of the reorganization. The reorganization is expected to be effected on or about September 24, 2010. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the prospectus. In mid July 2010, the Income Fund’s shareholders were sent an Information Statement containing important information about Allocation 30% Fund, outlining the differences between Income Fund and Allocation 30% Fund and about the terms and conditions of the reorganization.

Legg Mason

Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA, Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc .

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Lifestyle Series

Legg Mason Lifestyle Allocation 100%

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

Legg Mason Lifestyle Income Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Lifestyle Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Lifestyle Series. This report is not authorized for distribution to prospective investors in the Legg Mason Lifestyle Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked 11th-largest money manager in the world, according to Pensions & Investments, June 28, 2010, based on 12/31/09 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/10 SR10-1186

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: September 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date:	September 30, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Equity Trust

Date:	September 30, 2010